FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08788
                                   ---------

                 TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
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               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 03/31
                         -----

Date of reporting period: 6/30/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.




TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2005

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CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   5


                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1
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TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------
                                                                    COUNTRY       SHARES          VALUE
------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 88.6%
   AUTOMOBILES 3.2%
   AvtoVAZ ..................................................        Russia         197,950   $   4,825,031
(a)GAZ Auto Plant ...........................................        Russia          64,140       1,731,780
                                                                                              --------------
                                                                                                  6,556,811
                                                                                              --------------
   CHEMICALS 3.0%
   Borsodchem RT ............................................       Hungary         557,200       6,210,980
                                                                                              --------------
   COMMERCIAL BANKS 12.0%
   Sberbank RF ..............................................        Russia          37,091      24,721,152
                                                                                              --------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 21.3%
   Rostelecom, ADR ..........................................        Russia         256,460       3,090,343
   Sibirtelecom .............................................        Russia     127,856,180       6,968,162
   Southern Telecommunications Co. ..........................        Russia      63,812,635       5,647,418
   Telekomunikacja Polska SA ................................        Poland       1,646,000      10,204,007
   Uralsvyazinform ..........................................        Russia      99,690,000       3,379,491
   VolgaTelecom .............................................        Russia       3,685,789      11,978,814
   VolgaTelecom, ADR ........................................        Russia         407,000       2,585,468
                                                                                              --------------
                                                                                                 43,853,703
                                                                                              --------------
   ELECTRIC UTILITIES 6.9%
   Konakovskaya Gres ........................................        Russia       5,278,000       3,826,550
   Unified Energy Systems ...................................        Russia      34,835,429      10,502,882
                                                                                              --------------
                                                                                                 14,329,432
                                                                                              --------------
   MACHINERY 0.6%
(a)Saturn Research & Production Association .................        Russia      14,385,900       1,179,644
                                                                                              --------------
   METALS & MINING 12.6%
(a)Chelyabinsk Pipe Works ...................................        Russia       3,180,000       1,709,250
   Cherepovets Mk Severstal .................................        Russia       2,047,500      14,639,625
   Mining and Metallurgical Co. Norilsk Nickel ..............        Russia         158,300       9,592,980
                                                                                              --------------
                                                                                                 25,941,855
                                                                                              --------------
   OIL, GAS & CONSUMABLE FUELS 14.9%
(a)JSC Salavatnefteorgsintez ................................        Russia         129,000       4,415,025
   Lukoil Holdings, ADR .....................................        Russia         466,500      17,157,870
   Surgutneftegaz ...........................................        Russia       9,197,000       6,860,962
   Tatneft ..................................................        Russia       1,207,300       2,233,505
                                                                                              --------------
                                                                                                 30,667,362
                                                                                              --------------
   PHARMACEUTICALS 10.0%
   Egis RT ..................................................       Hungary         144,317      13,427,961
   Pliva d.d., GDR, Reg S ...................................       Croatia         554,800       7,090,344
                                                                                              --------------
                                                                                                 20,518,305
                                                                                              --------------
   WIRELESS TELECOMMUNICATION SERVICES 4.1%
   Mobile Telesystems, ADR ..................................        Russia         253,800       8,540,370
                                                                                              --------------
   TOTAL COMMON STOCKS (COST $86,356,025) ...................                                   182,519,614
                                                                                              --------------


                                          Quarterly Statement of Investments | 3

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

------------------------------------------------------------------------------------------------------------
                                                                    COUNTRY       SHARES          VALUE
------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (COST $4,913,994) 2.4%
   MONEY FUND 2.4%
(b)Franklin Institutional Fiduciary Trust Money
     Market Portfolio .......................................    United States    4,913,994   $   4,913,994
                                                                                              --------------
   TOTAL INVESTMENTS (COST $91,270,019) 91.0% ...............                                   187,433,608
   OTHER ASSETS, LESS LIABILITIES 9.0% ......................                                    18,530,019
                                                                                              --------------
   NET ASSETS 100.0% ........................................                                 $ 205,963,627
                                                                                              ==============

SELECTED PORTFOLIO ABBREVIATIONS

ADR -  American Depository Receipt
GDR -  Global Depository Receipt

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


4 | See Notes to Statement of Investments. | Quarterly Statement of Investments

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Russia and East European Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company.

1. INCOME TAXES

At June 30, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ....................................     $ 91,459,292
                                                             -------------
Unrealized appreciation ................................     $ 97,190,450
Unrealized depreciation ................................       (1,216,134)
                                                             -------------
Net unrealized appreciation (depreciation) .............     $ 95,974,316
                                                             =============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

                                          Quarterly Statement of Investments | 5





ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date August 19, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date August 19, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date August 19, 2005